UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  9 West 57th Street
          New York, New York 10019


13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:


/s/Philippe Laffont              New York, NY                February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $2,821,403
                                           (thousands)




List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number      Name
---        --------------------      ---------------------------------
1.         028-12788                 Coatue Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                         December 31, 2011

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
--------------                --------------  ---------  --------   --------------------  ----------  -------- ---------------------
                                                          VALUE      SHS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION    MGRS     SOLE    SHARED NONE
--------------                --------------  ---------  --------   ---------  ---  ----  ----------  -------- --------- ------ ----
AMAZON COM INC                COM             023135106  183,221    1,058,467  SH         DEFINED        1     1,058,467   0     0
AMAZON COM INC                COM             023135106    6,407       37,016  SH         SOLE                    37,016   0     0
AOL INC                       COM             00184X105   25,705    1,702,302  SH         DEFINED        1     1,702,302   0     0
APPLE INC                     COM             037833100  507,191    1,252,324  SH         DEFINED        1     1,252,324   0     0
APPLE INC                     COM             037833100   10,743       26,525  SH         SOLE                    26,525   0     0
ATMEL CORP                    COM             049513104   32,711    4,038,335  SH         DEFINED        1     4,038,335   0     0
BAIDU INC                     SPON ADR REP A  056752108  208,679    1,791,700  SH         DEFINED        1     1,791,700   0     0
BAIDU INC                     SPON ADR REP A  056752108    7,325       62,890  SH         SOLE                    62,890   0     0
BLOCK H & R INC               COM             093671105   30,641    1,876,360  SH         DEFINED        1     1,876,360   0     0
CHECK POINT SOFTWARE TECH LT  ORD             M22465104   56,575    1,076,790  SH         DEFINED        1     1,076,790   0     0
CHECK POINT SOFTWARE TECH LT  ORD             M22465104    1,816       34,555  SH         SOLE                    34,555   0     0
CHIPOTLE MEXICAN GRILL INC    COM             169656105  105,534      312,471  SH         DEFINED        1       312,471   0     0
CHIPOTLE MEXICAN GRILL INC    COM             169656105    3,692       10,930  SH         SOLE                    10,930   0     0
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102   16,807      261,347  SH         DEFINED        1       261,347   0     0
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102      609        9,474  SH         SOLE                     9,474   0     0
DIGITAL RIV INC               COM             25388B104    8,663      576,792  SH         DEFINED        1       576,792   0     0
FUSION-IO INC                 COM             36112J107    6,107      252,339  SH         DEFINED        1       252,339   0     0
FUSION-IO INC                 COM             36112J107      151        6,243  SH         SOLE                     6,243   0     0
GOOGLE INC                    CL A            38259P508  488,613      756,484  SH         DEFINED        1       756,484   0     0
GOOGLE INC                    CL A            38259P508   14,460       22,387  SH         SOLE                    22,387   0     0
GREEN MTN COFFEE ROASTERS IN  COM             393122106   92,206    2,055,886  SH         DEFINED        1     2,055,886   0     0
GROUPON INC                   COM CL A        399473107    1,032       50,000  SH         DEFINED        1        50,000   0     0
INTUIT                        COM             461202103   89,959    1,710,563  SH         DEFINED        1     1,710,563   0     0
INTUIT                        COM             461202103    3,124       59,408  SH         SOLE                    59,408   0     0
LEVEL 3 COMMUNICATIONS INC    COM NEW         52729N308    8,650      509,122  SH         DEFINED        1       509,122   0     0
LINKEDIN CORP                 COM CL A        53578A108   41,174      653,457  SH         DEFINED        1       653,457   0     0
LINKEDIN CORP                 COM CL A        53578A108    1,467       23,287  SH         SOLE                    23,287   0     0
LOGITECH INTL S A             SHS             H50430232    8,755    1,125,376  SH         DEFINED        1     1,125,376   0     0
MOLYCORP INC DEL              COM             608753109   25,902    1,080,136  SH         DEFINED        1     1,080,136   0     0
NETAPP INC                    COM             64110D104  152,951    4,216,998  SH         DEFINED        1     4,216,998   0     0
NETAPP INC                    COM             64110D104    5,357      147,699  SH         SOLE                   147,699   0     0
NUTRI SYS INC NEW             COM             67069D108    9,418      728,383  SH         DEFINED        1       728,383   0     0
PRICELINE COM INC             COM NEW         741503403  191,271      408,952  SH         DEFINED        1       408,952   0     0
PRICELINE COM INC             COM NEW         741503403    6,691       14,305  SH         SOLE                    14,305   0     0
QUALCOMM INC                  COM             747525103  243,939    4,459,579  SH         DEFINED        1     4,459,579   0     0
QUALCOMM INC                  COM             747525103    3,732       68,221  SH         SOLE                    68,221   0     0
QUINSTREET INC                COM             74874Q100    6,801      726,631  SH         DEFINED        1       726,631   0     0
RED HAT INC                   COM             756577102   44,462    1,076,831  SH         DEFINED        1     1,076,831   0     0
RED HAT INC                   COM             756577102    1,588       38,469  SH         SOLE                    38,469   0     0
RESEARCH IN MOTION LTD        COM             760975102   10,934      754,051  SH         DEFINED        1       754,051   0     0
RESEARCH IN MOTION LTD        COM             760975102    7,033      485,000       CALL  DEFINED        1       485,000   0     0
RESEARCH IN MOTION LTD        COM             760975102      218       15,000       CALL  SOLE                    15,000   0     0
SILICON LABORATORIES INC      COM             826919102   88,590    2,040,312  SH         DEFINED        1     2,040,312   0     0
STEC INC                      COM             784774101   17,001    1,979,181  SH         DEFINED        1     1,979,181   0     0
WILLIAMS SONOMA INC           COM             969904101   21,595      560,910  SH         DEFINED        1       560,910   0     0
WILLIAMS SONOMA INC           COM             969904101      727       18,872  SH         SOLE                    18,872   0     0
WYNN RESORTS LTD              COM             983134107   20,487      185,416  SH         DEFINED        1       185,416   0     0
WYNN RESORTS LTD              COM             983134107      689        6,236  SH         SOLE                     6,236   0     0




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